Leases - Schedule of Lessee, Operating Lease, Liability, to be Paid, Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 4,887
2025	2,378
2026	868
2027	72
2028	24
Thereafter	0
Total minimum lease payments	8,229
Less: effects of discounting	(405)
Total lease liability	$ 7,824	$ 3,422